Related Party Balances and Transactions (Details) - Schedule of Related Party Balances		12 Months Ended
		Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Schedule of Related Party Balances [Line Items]
Total		$ 358,019	$ 265,691	$ 22,768
Amount due to shareholders [Member] | Mr and Mrs Zhang [Member]
Schedule of Related Party Balances [Line Items]
Total	[1]			(186,950)
Amount due to director [Member] | Ms Ang [Member]
Schedule of Related Party Balances [Line Items]
Total	[2]			(8,600)
Advances to [Member] | Zhikai International Trade (Shanghai) Co., Ltd [Member]
Schedule of Related Party Balances [Line Items]
Total	[3]	175,406	130,171	65,475
Advances to [Member] | PTH Safety equipment Sdn Bhd [Member]
Schedule of Related Party Balances [Line Items]
Total	[4]	$ 182,613	$ 135,520	$ 152,843

[1]	On April 1, 2020, the Company entered into a shareholder loan agreement with, Mr Zhang, and Mrs Zhang, directors and shareholders of the Company, to provide shareholder loan facility of up to S$1,000,000. The repayment terms of the loan will be earlier of (i) within 14 days from the date of demand determined by shareholders, (ii) listing of the Company on an internationally recognized stock exchange, or (iii) September 30, 2024.
[2]	On April 1, 2019, the Company entered into an accounting service agreement with Greenly Trading Company, whose shareholder is Ms Ang, to provide accounting services to the Company.
[3]	On April 1, 2021, the Company entered into a sales and supply service agreement with Zhikai International Trade (Shanghai) Co.,Ltd, whose shareholder is Mr Zhang, to provide products supplies services to the Company. The balances due from Zhikai International Trade (Shanghai) Co.,Ltd represent downpayment made for manufacture of products. Subsequently, the downpayment has been utilized and the products received within 30 days from end of reporting period.
[4]	On April 1, 2021, the Company entered into a sales and supply service agreement with PTH Safety Equipment Sdn Bhd, whose shareholders and directors are Mr Zhang and Mr Huang, to provide products supplies services to PTH Safety Equipment Sdn Bhd. The balances due from PTH Safety Equipment Sdn Bhd. represent downpayment made for manufacture of products. Subsequently, the downpayment has been utilized and the products received within 30 days from end of reporting period.